Income Taxes - Net Operating Loss Carryforwards (Details) $ in Millions	Dec. 31, 2014 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 107
Tax credit carryforwards	75
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	88
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	18
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1